Operating Leases	12 Months Ended
Dec. 31, 2021
Operating Leases Disclosure [Abstract]
Operating leases

Note 14 – Operating leases

The Company entered into operating lease agreements for factory buildings, office spaces and employee dormitories including lease agreements with its related party, with various initial term expiration dates through 2022 and various renewal and termination options. None of the amounts disclosed below for these leases contains variable payments, residual value guarantees or options that were recognized as part of the right-of-use assets and lease liabilities. As the Company’s leases did not provide an implicit discount rate, the Company used an incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments.

As of December 31, 2021 and 2020, the Company recognized operating lease liabilities, including current and noncurrent, in the amount of $3,448,226 and $796,335, respectively, and the corresponding operating lease right-of-use assets of $3,269,022 and $916,036, respectively.

Also see Note 18 for related party operating lease commitments.

The following components of lease cost are included in the Company’s consolidated statements of operations and comprehensive income (loss):

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2021	2020	2019
Operating lease cost	$1,177,689	$704,264	$662,505
Short-term lease cost	117,118	29,007	116,728
Total lease cost	$1,294,807	$733,271	$779,233

Supplemental cash flow information related to operating leases was as follows:

	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2021	2020	2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$1,414,151	$690,626	$854,431
Supplemental lease cash flow disclosure
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$3,387,501	$192,395	$1,142,321

Supplemental balance sheet information related to operating leases was as follows:

	As of	As of
	December 31,	December 31,
	2021	2020
Operating lease right-of-use assets	$2,132,247	$898,335
Operating lease right-of-use assets – related parties	1,136,775	17,701
Total operating lease right-of-use assets	$3,269,022	$916,036

Operating lease liabilities, current	$851,936	$659,807
Operating lease liabilities – related parties, current	595,424	17,701
Operating lease liabilities, non-current	1,712,303	118,827
Operating lease liabilities – related party, non-current	288,563	-
Total operating lease liabilities	$3,448,226	$796,335

Weighted average remaining lease term of operating leases	3.09 Years	1.51 Years
Weighted average discount rate of operating leases	6.5250%	6.5250%

The Company’s maturity analysis of operating lease liabilities as of December 31, 2021 is as follows:

Operating
Leases
2022	$1,597,865
2023	1,038,070
2024	635,801
2025	490,136
2026	-
Thereafter	-
Total lease payment	3,761,872
Less: imputed interest	(313,646)
Present value of operating lease liabilities	3,448,226
Less: current obligation	(1,447,360)
Long-term obligation at December 31, 2021	$2,000,866